UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

1

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value

	Common Stocks - 96.2%
	Australia - 4.6%
348,837	Australian Agricultural Co., Ltd.	$529,516
52,957	Crown Ltd.	454,667
196,515	Tassal Group Ltd.	348,826
		1,333,009

	Austria - 1.8%
31,739	EVN AG	533,755

	Belgium - 0.4%
142,632	Hansen Transmissions International NV*	127,946

	Bermuda - 1.4%
71,100	Catlin Group Ltd.	421,944

	Canada - 3.6%
171,571	Genesis Land Development Corp.*	585,982
31,842	RONA, Inc.	446,141
		1,032,123

	China - 4.6%
4,306,000	Golden Meditech Holdings Ltd.*	814,902
578,000	People's Food Holdings Ltd.	376,086
1,872,500	Wuyi International Pharmaceutical Co., Ltd.	156,541
		1,347,529
	Denmark - 1.5%
13,328	D/S Norden	452,446

	France - 4.4%
2,514	Guyenne et Gascogne SA	316,173
8,762	Nexans SA	702,918
3,122	Societe BIC SA	268,096
		1,287,187

	Germany - 5.6%
8,006	Hochtief AG	708,565
18,400	Rhoen Klinikum AG	430,069
6,300	Salzgitter AG	512,087
		1,650,721

	Hong Kong - 3.4%
1,145,000	Emperor Entertainment Hotel Ltd.	277,679
1,220,337	Emperor International Holdings	247,083
37,000	Guoco Group Ltd.	480,272
		1,005,034

	Ireland - 2.5%
376,845	Beazley PLC	717,073

1

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value

	Italy - 7.4%
65,402	Benetton Group SpA	$454,469
84,768	Buzzi Unicem SpA	635,302
22,308	Danieli & C Officine Meccaniche SpA	378,422
18,886	Exor SpA	471,904
8,844	Italmobiliare SpA	229,448
		2,169,545

	Japan- 25.0%
13,950	Arcs Co., Ltd.	214,383
9,800	As One Corp.	209,379
5,100	Bank of Okinawa Ltd.	200,377
55,350	Chugoku Marine Paints Ltd.	489,453
21,200	Cosel Co., Ltd.	334,385
5,800	Hogy Medical Co., Ltd.	265,000
18,900	Hokuto Corp.	435,020
11,600	Japan Petroleum Exploration Co.	472,092
23,200	Maruichi Steel Tube Ltd.	512,491
47,400	Namco Bandai Holdings, Inc.	519,331
6,100	Ono Pharmaceutical Co., Ltd.	296,911
25,800	Pronexus, Inc.	135,846
18,965	Ryosan Co., Ltd.	516,394
6,300	San-A Co., Ltd.	250,209
3,728	SBI Holdings, Inc.	497,157
100	Seven Bank Ltd.	226,048
51,400	Star Micronics Co., Ltd.	557,089
8,130	Takeuchi Manufacturing Co., Ltd.	91,568
9,700	TKC	200,706
16,400	Tokyo Ohka Kogyo Co., Ltd.	360,600
2,888	Unihair Co., Ltd.	29,186
6,370	USS Co., Ltd.	511,177
		7,324,802

	Liechtenstein - 0.3%
724	Verwaltungs- und Privat-Bank AG	85,898

	Netherlands - 2.7%
20,758	Brit Insurance Holdings NV	346,959
7,503	Koninklijke DSM NV	444,089
		791,048

	Norway - 2.7%
29,686	Aker ASA - A Shares	779,260

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value

	Panama - 2.6%
44,860	Banco Latinoamericano de Comercio Exterior SA - E Shares	$775,629

	Portugal - 0.8%
54,330	Banco Espirito Santo SA	220,324

	Puerto Rico - 1.4%
35,800	Oriental Financial Group, Inc.	423,156

	Singapore - 2.5%
155,000	Ascendas India Trust	119,488
832,000	Gallant Venture Ltd.*	265,930
169,000	Hi-P International Ltd.	147,322
292,000	Metro Holdings Ltd.	194,811
		727,551

	South Korea - 3.6%
50,600	Daekyo Co., Ltd.	274,956
2,500	Nong Shim Co., Ltd.	455,435
6,799	Sindoh Co., Ltd.	325,610
		1,056,001

	Sweden - 1.7%
29,985	Industrivarden AB - C Shares	499,798

	Switzerland - 4.0%
557	Banque Cantonale Vaudoise	311,338
4,556	BKW FMB Energie AG	367,762
5,577	Pargesa Holding SA	491,715
		1,170,815

	United Kingdom - 6.7%
67,992	Bovis Homes Group PLC*	476,319
261,909	Colt Group SA*	608,330
15,365	Whitbread PLC	426,655
103,000	WM Morrison Supermarkets PLC	439,451
		1,950,755

	United States - 1.0%
8,394	Pricesmart, Inc.	306,297

	Total Common Stocks	28,189,646
	(Cost $24,563,708)

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Principal
Amount		Value
	Short-Term Investment - 4.0%
$1,174,460	Fidelity Institutional Money Market Fund, 0.22% †	$1,174,460
	Total Short-Term Investment
	(Cost $1,174,460)	1,174,460

	Total Investments - 100.2%
	(Cost $25,738,168)	29,364,106
	Liabilities in Excess of Other Assets - (0.2)%	(63,556)
	Total Net Assets	$29,300,550

* Non-Income Producing
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of January 31, 2011
(Unaudited)

Industry	Percent of Investments
Commercial Banks	7.3%
Food Products	7.3%
Diversified Financial Services	6.6%
Food & Staples Retailing	5.2%
Insurance	5.1%
Chemicals	4.4%
Hotels Restaurants & Leisure	3.9%
Short-Term Investments	3.9%
Health Care Equipment & Supplies	3.7%
Electronic Equipment, Instruments	3.7%
Electrical Equipment	3.5%
Metals & Mining	3.5%
Specialty Retail	3.3%
Real Estate Management & Development	3.2%
Electric Utilities	3.1%
Construction Materials	3.0%
Energy Equipment & Services	2.7%
Machinery	2.5%
Construction & Engineering	2.4%
Health Care Providers & Services	2.2%
Diversified Telecommunication	2.1%
Capital Markets	2.0%
Leisure Equipment & Products	1.8%
Household Durables	1.6%
Oil, Gas & Consumable Fuels	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Pharmaceuticals	1.5%
Marine	1.5%
Commercial Services & Supplies	1.4%
Office Electronics	1.1%
Media	0.9%
Industrial Conglomerates	0.9%
IT Services	0.7%
Multiline Retail	0.7%
Personal Products	0.1%
Total	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value
	Common Stock - 97.5%
	Australia - 1.8%
52,217	Australian Agricultural Co., Ltd.	$79,263
8,800	Crown Ltd.	75,553
		154,816

	Austria - 0.9%
4,750	EVN AG	79,881

	Bermuda - 1.0%
14,600	Catlin Group Ltd.	86,644

	Brazil - 0.8%
6,100	Banco Santander Brasil ADR	70,760

	Canada - 2.5%
25,480	Genesis Land Development Corp.*	87,024
8,900	RONA, Inc.	124,699
		211,723

	China - 1.8%
825,700	Golden Meditech Holdings Ltd.*	156,262

	France - 4.0%
1,500	Cie Generale des Etablissements Michelin	109,163
3,990	France Telecom SA	87,022
1,811	Nexans SA	145,285
		341,470

	Germany - 6.4%
9,900	Deutsche Telekom AG	132,344
2,800	E.ON AG	93,625
1,760	Hochtief AG	155,767
3,700	Rhoen Klinikum AG	86,481
1,000	Salzgitter AG	81,284
		549,501

	Hong Kong - 0.9%
6,000	Guoco Group Ltd.	77,882

	Ireland - 1.0%
46,277	Beazley PLC	88,057

	Italy - 2.3%
16,173	Buzzi Unicem SpA	121,210
3,070	Exor SpA	76,710
		197,920

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)
Number of Shares		Value

	Japan - 8.4%
7,780	Namco Bandai Holdings, Inc.	$85,240
1,900	Ono Pharmaceutical Co., Ltd.	92,481
2,900	Ryosan Co., Ltd.	78,964
500	SBI Holdings, Inc.	66,679
1,900	Secom Co., Ltd.	89,726
20	Seven Bank Ltd.	45,210
7,370	Star Micronics Co., Ltd.	79,878
2,800	Toyota Industries Corp.	88,964
100	Unihair Co., Ltd.	1,011
1,190	USS Co., Ltd.	95,495
		723,648

	Luxembourg - 1.9%
220	APERAM*	8,965
4,400	ArcelorMittal	160,512
		169,477

	Netherlands - 1.8%
4,277	Brit Insurance Holdings NV	71,488
1,400	Koninklijke DSM NV	82,864
		154,352

	Norway - 1.6%
5,200	Aker ASA - A Shares	136,500

	Panama - 1.3%
6,501	Banco Latinoamericano de Comercerio Exterior SA - E Shares	112,402

	Portugal - 0.5%
9,939	Banco Espirito Santo SA	40,305

	Puerto Rico - 0.9%
6,700	Oriental Financial Group, Inc.	79,194

	South Korea - 3.1%
900	LG Electronics, Inc.	94,110
500	Nong Shim Co., Ltd.	91,087
1,636	Sindoh Co., Ltd.	78,349
		263,546

	Sweden - 0.9%
4,900	Industrivarden AB - C Shares	81,675

	Switzerland - 2.0%
1,400	Novartis AG	77,938
1,048	Pargesa Holdings SA	92,401
		170,339

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)
Number of Shares		Value

	United Kingdom - 6.9%
28,200	BAE Systems PLC	$154,475
9,159	Bovis Homes Group PLC*	64,163
40,158	Colt Group SA*	93,274
64,000	Vodafone Group PLC	179,612
25,000	WM Morrison Supermarkets PLC	106,663
		598,187

	United States - 44.8%
2,374	Avnet, Inc.*	84,562
1,100	Berkshire Hathaway, Inc. - Class B*	89,925
4,432	Cabot Oil & Gas Corp.	184,504
6,900	Chico's FAS, Inc.	75,348
2,250	CIT Group, Inc.*	107,303
5,500	Comcast Corp. - Class A	125,125
3,400	Core-Mark Holding Co., Inc.*	115,056
1,566	Deltic Timber Corp.	93,944
6,418	Denbury Resources, Inc.*	130,606
5,800	Fifth Third Bancorp	86,246
4,220	Foot Locker, Inc.	75,369
2,490	GATX Corp.	82,792
636	Goldman Sachs Group, Inc.	104,062
6,493	Hudson City Bancorp, Inc.	71,293
1,800	Hyatt Hotels Corp. - Class A*	87,462
1,900	Johnson & Johnson	113,563
3,750	JPMorgan Chase & Co.	168,525
1,788	Kaiser Aluminum Corp.	85,305
9,700	KeyCorp.	86,330
3,200	Kohl's Corp.*	162,496
5,564	Leucadia National Corp*	180,941
9,700	MF Global Holdngs, Ltd.	80,316
6,100	Microsoft Corp.	169,122
4,357	Molex, Inc. - Class A	94,808
1,400	Motorola Solutions, Inc.*	54,278
3,316	Plum Creek Timber Co., Inc. - REIT	138,841
1,787	Range Resources Corp.	89,118
2,412	Raymond James Financial, Inc.	87,363
8,430	Resolute Energy Corp.*	152,583
11	Schnitzer Steel Industry - Class A	679
1,170	SL Green Realty Corp. - REIT	85,129
4,000	Spirit Aerosystems Holdings, Inc. - Class A*	94,480
6,000	Symetra Financial Corp.	79,380
3,200	Trinity Industries, Inc.	89,248
1,715	Vail Resorts, Inc.*	82,406
3,000	Wal-Mart Stores, Inc.	168,210
4,446	Western Union Co.	90,165
		3,866,883

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Total Common Stock	$8,411,424
(Cost $7,473,716)

Principal
Amount		Value
	Short-Term Investment - 2.4%
$207,166	Fidelity Institutional Money Market Fund, 0.22% †	$207,166
	Total Short-Term Investment
	(Cost $207,166)	207,166

	Total Investments - 99.9%
	(Cost $7,680,882)	8,618,590
	Other Assets less Liabilities - 0.1%	4,976
	Total Net Assets - 100.0%	$8,623,566

 * Non-income producing security
 REIT - Real Estate Investment Trust
 ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

 See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of January 31, 2011
(Unaudited)

Industry	Percent of Investments
Diversified Financial Services	7.9%
Commercial Banks	7.3%
Oil, Gas & Consumable Fuels	6.5%
Insurance	4.8%
Specialty Retail	4.3%
Capital Markets	3.9%
Electronic Equipment, Instruments	3.9%
Metals & Mining	3.9%
Diversified Telecommunication	3.6%
Pharmaceuticals	3.3%
Food & Staples Retailing	3.2%
Aerospace & Defense	2.9%
Hotels Restaurants & Leisure	2.8%
Real Estate Investment Trusts	2.6%
Short-Term Investment	2.4%
Auto Components	2.3%
Wireless Telecommunication Services	2.1%
Electric Utilities	2.0%
Food Products	2.0%
Software	2.0%
Multiline Retail	1.9%
Household Durables	1.8%
Health Care Equipment & Supplies	1.8%
Construction & Engineering	1.8%
Electrical Equipment	1.7%
Energy Equipment & Services	1.6%
Media	1.5%
Construction Materials	1.4%
Distributors	1.3%
Paper & Forest Products	1.1%
IT Services	1.1%
Commercial Services & Supplies	1.0%
Machinery	1.0%
Real Estate Management & Development	1.0%
Health Care Providers & Services	1.0%
Leisure Equipment & Products	1.0%
Chemicals	1.0%
Trading Companies & Distributor	1.0%
Office Electronics	0.9%
Thrifts & Mortgage Finance	0.8%
Communications Equipment	0.6%
Personal Products	0.0%
Total	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

Number of Shares		Value
	Common Stocks - 94.0%
	Consumer Discretionary - 7.5%
9,020	Comcast Corp. - Class A	$205,205
7,420	Foot Locker, Inc.	132,521
3,840	Kohl's Corp.*	194,995
2,585	McDonald's Corp.	190,437
2,180	Vail Resorts, Inc.*	104,749
		827,907

	Consumer Staples - 10.2%
2,450	Casey's General Stores, Inc.	104,101
3,830	JM Smucker Co.	238,073
8,920	Sysco Corp.	259,929
5,360	Walgreen Co.	216,758
5,550	Wal-Mart Stores, Inc.	311,189
		1,130,050

	Energy - 10.7%
7,100	Cabot Oil & Gas Corp.	295,573
2,720	Chevron Corp.	258,210
10,760	Denbury Resources, Inc.*	218,966
8,360	Petrohawk Energy Corp.*	167,618
4,730	Range Resources Corp.	235,885
		1,176,252

	Financials - 26.3%
4,800	American Express Co.	208,224
3,890	Berkshire Hathaway, Inc. - Class B*	318,007
4,780	CIT Group, Inc.*	227,958
4,030	CommonWealth REIT	107,480
2,310	Enstar Group Ltd.*	191,199
5,400	Fifth Third Bancorp	80,298
1,500	Goldman Sachs Group, Inc.	245,430
15,080	Investors Bancorp, Inc.*	200,866
7,470	JPMorgan Chase & Co.	335,702
8,640	Leucadia National Corp.*	280,973
11,190	MF Global Holdings, Ltd.*	92,653
6,820	Plum Creek Timber Co., Inc. - REIT	285,553
8,150	SLM Corp.*	117,442
8,100	Symetra Financial Corp.	107,163
300	White Mountains Insurance Group Ltd.	102,000
		2,900,948

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)
Number of Shares		Value
	Health Care - 13.8%
2,060	Analogic Corp.	$105,204
2,380	Becton Dickinson and Co.	197,421
4,860	Johnson & Johnson	290,482
5,810	Medtronic, Inc.	222,639
7,230	Merck & Co., Inc.	239,819
4,780	St. Jude Medical, Inc.	193,590
6,765	UnitedHealth Group, Inc.	277,703
		1,526,858

	Industrials - 11.7%
2,670	Caterpillar, Inc.	259,017
4,350	GATX Corp.	144,638
3,200	Northrop Grumman Corp.	221,760
4,400	Raytheon Co.	219,956
9,910	Spirit Aerosystems Holdings, Inc. - Class A*	234,074
2,560	United Technologies Corp.	208,128
		1,287,573

	Information Technology - 11.8%
6,260	Avnet, Inc.*	222,981
5,880	Hewlett-Packard Co.	268,657
9,980	Imation Corp.*	100,798
10,940	Microsoft Corp.	303,312
4,090	Motorola Solutions, Inc.*	158,569
15,410	Tellabs, Inc.	81,673
8,340	Western Union Co.	169,135
		1,305,125

	Telecommunication Services - 2.0%
7,890	Vodafone Group PLC - ADR	223,760

	Total Common Stocks	10,378,473
	(Cost $9,303,038)

Principal
Amount		Value
	Short-Term Investment - 6.0%
$656,305	Fidelity Institutional Money Market Fund, 0.22% †	$656,305
	Total Short-Term Investment	656,305
	(Cost $656,305)

	Total Investments - 100.0%
	(Cost $9,959,343)	11,034,778
	Other Assets less Liabilities - 0.0%	3,462
	Total Net Assets	$11,038,240

* Non-Income Producing
REIT – Real Estate Investment Trust
ADR – American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

 See accompanying Notes to Schedule of Investments

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2011
(Unaudited)

 See accompanying Notes to Schedule of Investments

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Note 1 – Organization
Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Global Value Fund (the “Global Value Fund”) and Advisory Research All Cap Value Fund (the “All Cap Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds’ primary investment objective is to provide long-term capital appreciation. The International Small Cap Value Fund commenced investment operations on March 31, 2010, the Global Value Fund commenced investment operations on July 30, 2010 and the All Cap Value Fund commenced investment operations on November 16, 2009.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)
(Continued)

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information
At January 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Small Cap Value Fund	Global Value Fund	All Cap Value Fund
Cost of investments	$26,809,612	$7,872,016	$9,959,343

Gross unrealized appreciation	$3,037,710	$936,231	$1,217,806
Gross unrealized depreciation	(482,363)	(189,578)	(142,371)
Net unrealized appreciation on investments translations	$2,555,347	$746,653	$1,075,435

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)
(Continued)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Funds’ assets carried at fair value:

International Small Cap Value Fund
	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$446,141	$3,590,063	$-	$4,036,204
Consumer Staples	306,297	3,394,286	-	3,700,583
Energy	-	1,251,352	-	1,251,352
Financials	1,870,665	5,251,480	-	7,122,145
Health Care	-	2,172,803	-	2,172,803
Industrials	396,042	3,217,401	-	3,613,443
Information Technology	325,610	1,274,189	-	1,599,799
Materials	-	3,183,470	-	3,183,470
Telecommunications Services	608,330	-	-	608,330
Utilities	367,762	533,755	-	901,517
Short-Term Investment	1,174,460	-	-	1,174,460
Total Investments, at Value	$5,495,307	$23,868,799	$-	$29,364,106

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)
(Continued)

Global Value Fund
	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$847,961	$612,689	$-	$1,460,650
Consumer Staples	168,210	278,023	-	446,233
Energy	556,811	136,500	-	693,311
Financials	1,715,034	727,050	-	2,442,084
Health Care	113,563	413,162	-	526,725
Industrials	266,521	545,253	-	811,774
Information Technology	571,285	158,842	-	730,127
Materials	349,406	285,357	-	634,763
Telecommunications Services	93,274	398,978	-	492,252
Utilities	-	173,505	-	173,505
Short-Term Investment	207,166	-	-	207,166
Total Investments, at Value	$4,889,231	$3,729,359	$-	$8,618,590

All Cap Value Fund	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$10,378,473	$-	$-	$10,378,473
Short-Term Investment	656,305	-	-	656,305
Total Investments, at Value	$11,034,778	$-	$-	$11,034,778

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $23,868,799 and $3,729,359 of investment securities from International Small Cap Value Fund and Global Value Fund, respectively, were classified as level 2 instead of level 1.

**The fund did not hold any level 3 securities during the period.

1 All common stocks held in the All Cap Value Fund are level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

2